Nature of the Organization and Business - Schedule of Consolidated Financial Statements (Details) - BaiJiaYun [Member] - Variable Interest Entity, Primary Beneficiary [Member] - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Current assets
Cash and cash equivalents	$ 1,843,717	$ 5,433,349
Restricted cash	135,607	374,824
Short-term investments		4,269
Notes receivable		177,663
Accounts receivable, net	9,101,424	22,280,835
Prepayments	5,237,721	4,554,671
Prepayments - related parties	65,847
Inventories	12,565,337	4,700,910
Prepaid expenses and other current assets, net	7,170,159	6,302,420
Total current assets	36,119,812	43,828,941
Property and equipment, net	94,513	122,837
Intangible assets, net	8,647,574	7,720,451
Operating lease right of use assets, net	559,637	683,373
Deferred tax assets, net	6,457,739	2,964,354
Goodwill		1,425,485
Other non-current assets	449,778	317,707
Total non-current assets	16,209,241	13,234,207
Total assets	52,329,053	57,063,148
Current liabilities
Short-term borrowings	8,375,677	7,155,438
Accounts and notes payable	8,367,698	8,086,007
Accounts payable - related parties	198,301
Contract liabilities	18,257,180	8,408,893
Income tax payable	613,017	656,635
Deferred revenue	1,286,603	874,524
Due to related parties	117,259	115,588
Operating lease liabilities, current	274,526	109,822
Accrued expenses and other liabilities	2,116,183	3,352,401
Total current liabilities	39,606,444	28,759,308
Deferred tax liabilities	494,725	593,055
Operating lease liabilities, non-current	303,088	503,847
Total non-current liabilities	797,813	1,096,902
Total liabilities	40,404,257	29,856,210
Revenues	41,903,631	58,373,260	$ 65,061,798
Cost of revenues	(32,928,006)	(47,430,643)	(52,043,225)
Total operating expenses	(29,366,786)	(68,148,892)	(11,117,613)
Net (loss) income	(13,667,611)	(56,536,689)	3,240,890
Net cash used in operating activities	(4,195,152)	(17,398,963)	(8,020,601)
Net cash (used in) provided by investing activities	(22,629)	5,586,547	1,030,853
Net cash provided by (used in) financing activities	$ 415,841	$ 6,009,064	$ (679,867)